Consolidated Statement of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, shares	8,139,263
Beginning balance, value at Dec. 31, 2016	$ 32,557	$ 4,097,711	$ 0	$ (2,674,795)	$ 0	$ 1,455,473
Repurchase of shares, value			(88,000)			(88,000)
Options issued for the purchase of fixed assets		26,532				26,532
Net income (loss)				(847,860)		(847,860)
Ending balance, shares at Dec. 31, 2017	8,139,263
Ending balance, value at Dec. 31, 2017	$ 32,557	4,124,243	(88,000)	(3,522,655)	0	546,145
Beginning balance, shares	8,139,263
Beginning balance, shares	8,131,028
Repurchase and cancellation of shares, shares	(8,235)
Repurchase and cancellation of shares, value	$ (1)	(111,999)	88,000			(24,000)
Net income (loss)				71,006		71,006
Ending balance, shares at Mar. 31, 2018	8,131,028
Beginning balance, shares	8,130,439
Beginning balance, value at Dec. 31, 2017	$ 32,557	4,124,243	(88,000)	(3,522,655)	0	546,145
Net income (loss)						(592,223)
Ending balance, shares at Jun. 30, 2018	8,130,439
Beginning balance, shares	8,161,679
Beginning balance, value at Dec. 31, 2017	$ 32,557	4,124,243	(88,000)	(3,522,655)	0	546,145
Repurchase and cancellation of shares, shares	(351,941)
Repurchase and cancellation of shares, value	$ (35)	(119,965)	88,000			(32,000)
Stock issued for cash, shares	1,000,000
Stock issued for cash, value	$ 100	24,900				25,000
Stock issued for settlement of accrued expenses, shares	210,000
Stock issued for settlement of accrued expenses, value	$ 210	23,079				23,100
Options issued for debt settlement and services		312,489				312,489
Beneficial conversion feature		2,956,704				2,956,704
Stock option issued for services		1,492,499				1,492,499
Warrants issued services		1,300,126				1,300,126
Noncontrolling interest granted on Photo File acquisision					2,750,000	2,750,000
Net income (loss)				(493,975)	659,159	165,184
Ending balance, shares at Dec. 31, 2018	8,161,679
Ending balance, value at Dec. 31, 2018	$ 32,643	10,114,075	0	(4,016,630)	3,409,159	6,130,088
Beginning balance, shares	8,131,028
Beginning balance, shares	8,130,439
Repurchase and cancellation of shares, shares	(589)
Repurchase and cancellation of shares, value		(8,000)				(8,000)
Stock option issued for services		14,999				14,999
Net income (loss)				(663,229)		(663,229)
Ending balance, shares at Jun. 30, 2018	8,130,439
Beginning balance, shares	8,130,439
Beginning balance, shares	8,161,679
Beginning balance, shares	8,161,679
Beneficial conversion feature		572,924				572,924
Warrants issued services		312,000				312,000
Net income (loss)				(3,593,178)	(89,975)	(3,683,153)
Ending balance, shares at Mar. 31, 2019	8,161,679
Beginning balance, shares	8,576,179
Beginning balance, value at Dec. 31, 2018	$ 32,643	10,114,075	$ 0	(4,016,630)	3,409,159	6,130,088
Net income (loss)						(7,154,982)
Ending balance, shares at Jun. 30, 2019	8,576,179
Ending balance, value at Jun. 30, 2019						2,191,400
Beginning balance, shares	8,161,679
Beginning balance, shares	8,576,179
Stock issued for cash, shares	407,500
Stock issued for cash, value	$ 41	$ 1,291,244				1,291,285
Net income (loss)				$ (3,380,835)	$ (90,994)	(3,471,829)
Ending balance, shares at Jun. 30, 2019	8,576,179
Ending balance, value at Jun. 30, 2019						$ 2,191,400
Beginning balance, shares	8,576,179